Impairment losses and goodwill - Goodwill - Net book value (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [abstract]
Net book value	€ 27,174	€ 26,911	€ 26,979	€ 26,932